Related Party Transactions - Schedule of Related Parties (Details)	12 Months Ended
Dec. 31, 2024
Bluecap [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A company controlled by a key management of the Group
Hareesh Ramanna [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	Executive Vice President and Co-General Manager of Connected Solutions Business Unit